Financial Instruments - Summary of Movement in the Allowance (Detail) - Trade receivables [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Movement In Allowances For Impairment Of Trade Receivables [line items]
Beginning balance	$ 40	$ 26
Impairment loss recognized	8	33
Amounts written off	(24)	(20)
Exchange translation differences	(2)	1
Ending balance	$ 22	$ 40